Phone:	260-455-6918
Fax:	260-455-5135
E-Mail:	Colleen.Tonn@LFG.com

VIA EDGAR

March 10, 2011

Ellen Sazzman, Senior Counsel

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-4644

RE:	Lincoln Variable Insurance Products Trust (the “Trust”)
(File Nos. 033-70742 and 811-08090)

Dear Ms. Sazzman:

Attached for filing via EDGAR is Post-Effective Amendment No. 95 (the “Amendment”) to the Registration Statement on Form N-1A of the above referenced registrant (the “Registrant”). The Amendment is being filed pursuant to Rule 485(a)(1) under the Securities Act of 1933 to incorporate changes to the following existing funds of the Trust: LVIP 2010 Profile Fund, LVIP 2020 Profile Fund, LVIP 2030 Profile Fund, and LVIP 2040 Profile Fund. The prospectuses for the Funds are substantially similar to the prospectus for the LVIP 2050 Profile Fund (filed with the SEC on January 19, 2011).

We are targeting that these changes will become effective on or about April, 29, 2011, although we anticipate making the filing pursuant to Rule 485(b) on or about April 10, 2011. Accordingly, we will be requesting that the filing be accelerated once the SEC’s comments are addressed.

Please contact the undersigned at 260-455-6918 with your comments.

Very truly yours,

/s/ Colleen E. Tonn
Colleen E. Tonn
Senior Counsel

Enclosures

cc: Craig D. Moreshead, Esq.